                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended:    September 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         White Mountains Advisors LLC
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   Address:      370 Church Street
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                 Guilford, CT 06437
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Form 13F File Number: 028-00470
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark J. Plourde
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Title:   Chief Financial Officer
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Phone:   (203) 458-5805
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Signature, Place, and Date of Signing:

       /s/ Mark J. Plourde        Guilford, Connecticut   November 13, 2006
   --------------------------    ----------------------   -----------------
           [Signature]               [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

028-04685                   Prospector Partners, LLC
028-05231                   Pillar Point Equity Management, LLC
028-03130                   Fenimore Asset Management, Inc.
028-04903                   Gartmore SA Capital Trust
028-00058                   Pioneer Investment Management Inc.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   5
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Form 13F Information Table Entry Total:              1
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Form 13F Information Table Value Total:        $18,208
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                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

     1.        028-01681               White Mountains Insurance Group, Ltd.
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                        WHITE MOUNTAINS ADVISORS LLC

                        White Mountains Advisors LLC
              FORM 13F INFORMATION TABLE-September 30, 2006


      COLUMN 1                     COLUMN 2     COLUMN 3 COLUMN 4  COLUMN 5  COLUMN 6  COLUMN 7  COLUMN 8  COLUMN 9   COLUMN 10
------------------------------ --------------- --------- -------- --------- ---------- --------  -------- --------- -----------
                                                                   AMOUNT
                                                                    AND                            VOTING AUTHORITY (SHARES)
                                                          MARKET   TYPE OF  INVESTMENT  OTHER   -------------------------------
   NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE   SECURITY  DISCRETION MANAGERS   SOLE      SHARED      NONE
------------------------------ --------------- --------- -------- --------- ---------- -------- --------- ----------- ---------
1 MONTPELIER RE HOLDINGS LTD   SHS             G62185106 $18,208  939,039 SH DEFINED   01                  939,039

01 White Mountains Insurance Group, Ltd.
